Basis of Presentation (Details Narrative) - Number	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of venues	1,080	2,639